Deferred Purchase Price (Tables)	12 Months Ended
Dec. 31, 2025
Deferred purchase price.
Summary of changes in deferred purchase price

	As of 31 December
	2025	2024
	USD	USD
Opening balance	1,148,013	1,207,682
Change in fair value	(158,154)	1,865,274
Issuance of shares	(295,725)	(1,924,943)
Ending balance	694,134	1,148,013

Summary of deferred purchase price and maturity analysis

	As of 31 December
	2025	2024
	USD	USD
Shotl	685,346	627,158
Urbvan	—	491,344
Door2Door	8,788	29,511
	694,134	1,148,013

	As of 31 December
Maturity analysis	2025	2024
	USD	USD
Less than one year (current)	694,134	1,148,013
	694,134	1,148,013